Stockholders' Equity (10K) (Details Textual 1) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended										9 Months Ended		12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Nov. 30, 2013	May. 31, 2013	Jan. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2015	Aug. 05, 2014	Mar. 06, 2014	Feb. 07, 2014	Dec. 31, 2012
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, New Issues													$ 29	$ 29
Number of common shares, reserved for issuance upon exercise of outstanding warrants													213,521,000
Debt Instrument, Convertible, Beneficial Conversion Feature											$ 498	$ 337
Treasury Stock, Value							$ 325				$ 325		$ 325	$ 325
Treasury Stock, Shares							6,500,000						6,500,000	6,500,000
Warrants Weighted Average Exercise Price							$ 0.0289				$ 0.0264	$ 0.0286	$ 0.0284	$ 0.0289					$ 0.0269
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							3,583,000							3,583,000
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares issued in connection with the conversion of preferred shares, shares													(238,000)
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock, net	$ 325	$ 1,200			$ 406	$ 733
Administrative fees paid in cash	$ 4	$ 33			$ 4	$ 47
Warrant coverage, maximum percentage					100.00%	100.00%
Warrants Weighted Average Exercise Price		$ 0.0225													$ 0.0125
Class Of Warrant Or Right Expiration Date Of Warrants Or Rights	Jul. 22, 2018	Mar. 23, 2018			Dec. 31, 2016	Dec. 31, 2016
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		27,400,000													13,160,000
Series D One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	329,000	1,233,000			273,000	520,000
Debt Instrument, Convertible, Beneficial Conversion Feature													$ 253	$ 958
Series D Two Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					137,000	260,000
Debt Instrument, Convertible, Beneficial Conversion Feature													$ 52	39
Settlement of the Indemnification Claim [Member] | Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										278,000
Stock Issued During Period, Value, New Issues										$ 417
Treasury Stock, Value										$ 325
Treasury Stock, Shares										6,500,000
Private Placement [Member] | Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock, net				$ 1,070	$ 406	$ 733	$ 870		$ 1,150
Preferred Units, Issued									230,000
Administrative fees paid in cash				$ 50	$ 4	$ 47	40
Fair value of contingent warrants							1,618							$ 1,618
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 411
Warrant coverage, maximum percentage				100.00%	100.00%	100.00%	100.00%
Warrants Weighted Average Exercise Price																	$ 0.0275	$ 0.0275
Excercise period of warrants or rights				immediately	immediately	immediately	immediately
Warrants, expiration period				3 years			3 years
Class Of Warrant Or Right Expiration Date Of Warrants Or Rights					Dec. 31, 2016	Dec. 31, 2016
Private Placement [Member] | Series D Preferred Stock [Member] | Administrative Fee Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																3,000,000
Private Placement [Member] | Series D Preferred Stock [Member] | Finders Fee Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																1,309,000
Private Placement [Member] | Series D One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				1,120,000	273,000	520,000	607,000
Stock exchanged during period							537,000
Preferred Units, Components									1
Private Placement [Member] | Series D Two Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					137,000	260,000	303,000
Preferred Units, Components									4
Debt Conversion [Member] | Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of short-term debt and accrued interest, net of offering costs							$ 1,179
Number of contingent warrants							120,785,000
Warrant coverage, maximum percentage							100.00%
Excercise period of warrants or rights							immediately
Warrants, expiration period							3 years
Debt Conversion [Member] | Series D One Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in debt conversion							786,000
Debt Conversion [Member] | Series D Two Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in debt conversion							393,000
Stock Conversion [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock converted into common shares during period, shares			238,000
Common shares issued in connection with the conversion of preferred shares, shares			1,701,000
Stock Conversion [Member] | Series C Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock converted into common shares during period, shares				1,000				100,000
Common shares issued in connection with the conversion of preferred shares, shares				47,000				4,452,000